Operating segments	3 Months Ended
Mar. 31, 2020
Operating segments.
Operating segments

5.Operating segments

The Chief executive officer (CEO) and management board of the Group is considered as the chief operating decision maker of the Group (CODM). In reviewing the operational performance of the Group and allocating resources, the CODM reviews selected items of each segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered the CEO responsibilities as well as the following factors:

•

The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the Board of directors  (BOD);

•	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
•

The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs. The Group does not monitor balances of assets and liabilities by segments as the CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. The CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services and Rocketbank:

•	Payment Services (PS), operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces;
•	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals, currently presented by SOVEST installment card project;
•	Rocketbank (RB), operating segment that generates revenue through offering digital banking service including debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, expenses associated with filing the registration statement on Form F-3 for our major shareholders and related transaction expenses, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as irregular non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

The segments’ statement of comprehensive income for the three months ended March 31, 2020, as presented to the CODM are presented below:

	PS	CFS	RB	CO	Total
Revenue	8,988	640	437	545	10,610
Segment net revenue	5,321	566	23	350	6,260
Segment profit/(loss) before tax	3,724	(659)	(803)	(78)	2,184
Segment net profit/(loss)	3,051	(522)	(660)	(115)	1,754

The segments' statement of comprehensive income for the three months ended March 31, 2019, as presented to the CODM are presented below:

	PS	CFS	RB	CO	Total
Revenue	7,869	259	275	535	8,938
Segment net revenue	4,836	218	(163)	476	5,367
Segment profit/(loss) before tax	3,580	(667)	(604)	(279)	2,030
Segment net profit/(loss)	2,988	(532)	(490)	(313)	1,653

Segment net revenue, as presented to the CODM, for the three months ended March 31, 2020 and 2019 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	Three months ended
	March 31,	March 31,
	2019	2020
Revenue under IFRS	8,938	10,610
Cost of revenue	(3,571)	(4,350)
Total segment net revenue, as presented to CODM	5,367	6,260

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the three months ended March 31, 2020 and 2019, is presented below:

	Three months ended
	March 31,	March 31,
	2019	2020
Consolidated profit before tax under IFRS	1,688	2,011
Fair value adjustments recorded on business combinations and their amortization	102	84
Impairment of non-current assets	—	20
Share-based payments	99	59
Form F-3 and related expenses	—	10
Foreign exchange loss from revaluation of cash proceeds received from secondary public offering	141	—
Total segment profit before tax, as presented to CODM	2,030	2,184

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the three months ended March 31, 2020 and 2019, is presented below:

	Three months ended
	March 31,	March 31,
	2019	2020
Consolidated net profit under IFRS	1,327	1,599
Fair value adjustments recorded on business combinations and their amortization	102	84
Impairment of non-current assets	—	20
Share-based payments	99	59
Form F-3 and related expenses	—	10
Foreign exchange loss from revaluation of cash proceeds received from secondary public offering	141	—
Effect from taxation of the above items	(16)	(18)
Total segment net profit, as presented to CODM	1,653	1,754

Geographic information

Revenues from external customers are presented below:

	Three months ended
	March 31,	March 31,
	2019	2020
Russia	6,569	8,146
Other CIS	365	397
EU	848	674
Other	1,156	1,393
Total revenue	8,938	10,610

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia.

The Group has the only one external customer where revenue exceeded 10% of the Group's total revenue for the three months ended March 31, 2020 and amounted to 12.3%. This revenue was generated within the PS segment. The Group had no single external customer amounting to 10% or greater of the Group’s revenue for the three months ended March 31, 2019.